Principal Accountant Fees (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Non-Current Assets by Region
Audit fees	€ 14	€ 13	€ 14
Audit-related fees	7	1	10
Tax fees	0	0	0
All other fees	0	0	0
Total	20	14	24
Domestic countries | BDO AG [member]
Non-Current Assets by Region
Audit fees	8	8
Audit-related fees	1	0
Tax fees	0	0
All other fees	0	0
Total	9	8
Domestic countries | KPMG AG [member]
Non-Current Assets by Region
Audit fees			4
Audit-related fees			3
Tax fees			0
All other fees			0
Total			7
Foreign countries | BDO AG [member]
Non-Current Assets by Region
Audit fees	6	5
Audit-related fees	6	1
Tax fees	0	0
All other fees	0	0
Total	€ 11	€ 6
Foreign countries | KPMG AG [member]
Non-Current Assets by Region
Audit fees			10
Audit-related fees			7
Tax fees			0
All other fees			0
Total			€ 17